WARRANTS (Details) (Stock Warrants [Member], USD $)	12 Months Ended
Dec. 31, 2013
Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Expected annual dividend rate	0.00%
Weighted average exercise price	$ 0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%